Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Resolution
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction		$ 21,100	$ 13,900
Lanis
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction		$ 4,300	$ 6,700
Predecessor | Allstate Life Insurance Company
Related Party Transaction [Line Items]
Allocated operating expenses	$ 50,100			$ 249,700
Predecessor | Allstate Distributors, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	12			71
Predecessor | Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	$ 2,200			$ 7,700